Schedule of Investments(a)
Invesco Dynamic Large Cap Growth ETF (PWB)
July 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.03%
Communication Services-3.36%
Alphabet, Inc., Class A(b)	177,420	$20,637,494
Consumer Discretionary-11.56%
Airbnb, Inc., Class A(b)	75,828	8,415,391
Booking Holdings, Inc.(b)	3,931	7,609,197
Dollar Tree, Inc.(b)	61,874	10,231,485
lululemon athletica, inc.(b)	31,287	9,714,926
Marriott International, Inc., Class A	52,780	8,382,520
Tesla, Inc.(b)	29,924	26,675,750
		71,029,269
Consumer Staples-5.19%
Costco Wholesale Corp.	42,943	23,245,046
Hershey Co. (The)	37,743	8,603,894
		31,848,940
Energy-2.11%
Halliburton Co.	209,354	6,134,072
Schlumberger N.V.	183,555	6,797,042
		12,931,114
Financials-5.34%
American Express Co.	51,766	7,972,999
Arthur J. Gallagher & Co.(c)	51,063	9,139,767
Blackstone, Inc., Class A	74,661	7,620,648
Progressive Corp. (The)(c)	70,216	8,079,053
		32,812,467
Health Care-11.34%
Eli Lilly and Co.	61,509	20,278,902
Thermo Fisher Scientific, Inc.	34,248	20,494,346
UnitedHealth Group, Inc.	37,781	20,490,148
Vertex Pharmaceuticals, Inc.(b)	30,008	8,414,543
		69,677,939
Industrials-7.20%
Cintas Corp.	21,850	9,296,957
Deere & Co.	23,900	8,202,002
Old Dominion Freight Line, Inc.	32,683	9,919,617
Republic Services, Inc.	60,364	8,370,072
Waste Management, Inc.	51,115	8,411,485
		44,200,133
Information Technology-51.61%
Adobe, Inc.(b)	47,183	19,350,692
Advanced Micro Devices, Inc.(b)	88,369	8,348,219
Amphenol Corp., Class A	116,769	9,006,393
Apple, Inc.	133,923	21,763,827
Arista Networks, Inc.(b)	80,812	9,425,104
	Shares	Value
Information Technology-(continued)
Automatic Data Processing, Inc.	37,937	$9,147,369
Broadcom, Inc.	35,860	19,202,313
Cadence Design Systems, Inc.(b)	55,942	10,409,687
Datadog, Inc., Class A(b)(c)	93,883	9,577,005
Fortinet, Inc.(b)	140,932	8,406,594
KLA Corp.	24,405	9,360,294
Mastercard, Inc., Class A	55,174	19,520,009
Microchip Technology, Inc.	120,088	8,269,260
Micron Technology, Inc.	120,925	7,480,420
Microsoft Corp.	72,405	20,326,980
NVIDIA Corp.	116,365	21,135,375
NXP Semiconductors N.V. (China)	44,975	8,270,003
Palo Alto Networks, Inc.(b)(c)	16,884	8,426,804
Paychex, Inc.	68,363	8,769,606
QUALCOMM, Inc.	146,249	21,214,880
salesforce.com, inc.(b)	119,781	22,042,100
Synopsys, Inc.(b)	27,182	9,989,385
Visa, Inc., Class A	92,767	19,676,808
Workday, Inc., Class A(b)	50,740	7,869,774
		316,988,901
Materials-2.32%
Corteva, Inc.	129,744	7,466,767
Freeport-McMoRan, Inc.	214,938	6,781,294
		14,248,061
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.03% (Cost $592,522,342)		614,374,318
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.73%
Invesco Private Government Fund, 1.77%(d)(e)(f)	4,690,590	4,690,590
Invesco Private Prime Fund, 1.89%(d)(e)(f)	12,061,517	12,061,517
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $16,752,107)		16,752,107
TOTAL INVESTMENTS IN SECURITIES-102.76% (Cost $609,274,449)		631,126,425
OTHER ASSETS LESS LIABILITIES-(2.76)%		(16,961,910)
NET ASSETS-100.00%		$614,164,515
See accompanying notes which are an integral part of this schedule.

Invesco Dynamic Large Cap Growth ETF (PWB)—(continued)
July 31, 2022
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2022.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2022.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value July 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$14,052	$4,258,829	$(4,272,881)	$-	$-	$-	$138
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	6,011,107	59,239,066	(60,559,583)	-	-	4,690,590	18,277*
Invesco Private Prime Fund	14,017,490	107,674,742	(109,629,963)	(835)	83	12,061,517	52,000*
Total	$20,042,649	$171,172,637	$(174,462,427)	$(835)	$83	$16,752,107	$70,415

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Dynamic Large Cap Value ETF (PWV)
July 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.93%
Consumer Discretionary-3.55%
Home Depot, Inc. (The)	91,689	$27,592,888
Consumer Staples-13.60%
Altria Group, Inc.	213,263	9,353,715
Archer-Daniels-Midland Co.	128,623	10,646,126
General Mills, Inc.	163,804	12,250,901
Kroger Co. (The)	219,133	10,176,536
Philip Morris International, Inc.	247,678	24,061,918
Tyson Foods, Inc., Class A	127,185	11,193,552
Walmart, Inc.	212,712	28,088,620
		105,771,368
Energy-15.41%
Chevron Corp.	152,972	25,053,754
Energy Transfer L.P.	1,010,519	11,428,970
EOG Resources, Inc.	88,436	9,835,852
Kinder Morgan, Inc.	589,749	10,609,585
Marathon Petroleum Corp.	116,002	10,632,743
Occidental Petroleum Corp.	173,466	11,405,389
Phillips 66	116,650	10,381,850
Pioneer Natural Resources Co.(b)	41,622	9,862,333
Valero Energy Corp.	90,882	10,066,999
Williams Cos., Inc. (The)	311,731	10,626,910
		119,904,385
Financials-20.09%
American International Group, Inc.	199,751	10,341,109
Bank of America Corp.	740,632	25,040,768
Chubb Ltd.	54,230	10,229,947
JPMorgan Chase & Co.	208,976	24,107,472
MetLife, Inc.	176,697	11,176,085
Morgan Stanley	322,153	27,157,498
Prudential Financial, Inc.	111,883	11,187,181
Travelers Cos., Inc. (The)	64,900	10,299,630
Wells Fargo & Co.	609,836	26,753,505
		156,293,195
Health Care-25.14%
AbbVie, Inc.	177,047	25,408,015
Bristol-Myers Squibb Co.	342,311	25,255,706
Centene Corp.(c)	129,860	12,073,084
Cigna Corp.	42,600	11,730,336
CVS Health Corp.	117,031	11,197,526
HCA Healthcare, Inc.	55,309	11,748,738
Humana, Inc.	25,712	12,393,184
Johnson & Johnson	145,560	25,403,131
McKesson Corp.	34,441	11,764,357
Moderna, Inc.(c)	85,736	14,068,420
Pfizer, Inc.	494,377	24,970,982
Regeneron Pharmaceuticals, Inc.(c)	16,461	9,575,199
		195,588,678
	Shares	Value
Industrials-6.65%
General Dynamics Corp.	51,344	$11,638,144
Lockheed Martin Corp.	25,492	10,548,845
United Parcel Service, Inc., Class B	151,648	29,554,679
		51,741,668
Information Technology-8.74%
Cisco Systems, Inc.	603,190	27,366,730
HP, Inc.	324,631	10,839,429
Oracle Corp.	382,441	29,769,208
		67,975,367
Materials-3.92%
Dow, Inc.	168,292	8,954,817
Nucor Corp.	90,876	12,340,961
Southern Copper Corp. (Peru)(b)	184,893	9,207,671
		30,503,449
Utilities-2.83%
American Electric Power Co., Inc.	110,423	10,883,291
Consolidated Edison, Inc.	112,433	11,161,224
		22,044,515
Total Common Stocks & Other Equity Interests (Cost $769,440,469)		777,415,513
Money Market Funds-0.13%
Invesco Government & Agency Portfolio, Institutional Class, 1.71%(d)(e) (Cost $997,775)	997,775	997,775
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.06% (Cost $770,438,244)		778,413,288
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.72%
Invesco Private Government Fund, 1.77%(d)(e)(f)	1,573,741	1,573,741
Invesco Private Prime Fund, 1.89%(d)(e)(f)	4,046,762	4,046,762
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $5,620,629)		5,620,503
TOTAL INVESTMENTS IN SECURITIES-100.78% (Cost $776,058,873)		784,033,791
OTHER ASSETS LESS LIABILITIES-(0.78)%		(6,059,288)
NET ASSETS-100.00%		$777,974,503
See accompanying notes which are an integral part of this schedule.

Invesco Dynamic Large Cap Value ETF (PWV)—(continued)
July 31, 2022
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at July 31, 2022.
(c)	Non-income producing security.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2022.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value July 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$91,482	$6,706,489	$(5,800,196)	$-	$-	$997,775	$2,273
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	3,785,178	11,313,881	(13,525,318)	-	-	1,573,741	6,750*
Invesco Private Prime Fund	8,832,210	26,326,539	(31,112,670)	(1,506)	2,189	4,046,762	19,323*
Total	$12,708,870	$44,346,909	$(50,438,184)	$(1,506)	$2,189	$6,618,278	$28,346

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 100 Equal Weight ETF (EQWL)
July 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.96%
Communication Services-8.65%
Alphabet, Inc., Class A(b)	5,970	$694,430
Alphabet, Inc., Class C(b)	5,532	645,252
AT&T, Inc.	61,117	1,147,777
Charter Communications, Inc., Class A(b)	2,675	1,155,868
Comcast Corp., Class A	30,384	1,140,008
Meta Platforms, Inc., Class A(b)	7,205	1,146,316
Netflix, Inc.(b)	6,940	1,560,806
T-Mobile US, Inc.(b)	9,737	1,392,975
Verizon Communications, Inc.	24,890	1,149,669
Walt Disney Co. (The)(b)	12,723	1,349,910
		11,383,011
Consumer Discretionary-11.56%
Amazon.com, Inc.(b)	11,532	1,556,243
Booking Holdings, Inc.(b)	604	1,169,157
Ford Motor Co.	99,192	1,457,130
General Motors Co.(b)	36,122	1,309,784
Home Depot, Inc. (The)	4,391	1,321,428
Lowe’s Cos., Inc.	6,818	1,305,852
McDonald’s Corp.	5,328	1,403,235
NIKE, Inc., Class B	11,021	1,266,533
Starbucks Corp.	16,710	1,416,674
Target Corp.	8,447	1,380,071
Tesla, Inc.(b)	1,822	1,624,222
		15,210,329
Consumer Staples-10.79%
Altria Group, Inc.	25,837	1,133,211
Coca-Cola Co. (The)	20,598	1,321,774
Colgate-Palmolive Co.	16,504	1,299,525
Costco Wholesale Corp.	2,732	1,478,832
Kraft Heinz Co. (The)	33,763	1,243,491
Mondelez International, Inc., Class A	20,801	1,332,096
PepsiCo, Inc.	7,818	1,367,837
Philip Morris International, Inc.	12,361	1,200,871
Procter & Gamble Co. (The)	8,912	1,237,966
Walgreens Boots Alliance, Inc.	30,444	1,206,191
Walmart, Inc.	10,439	1,378,470
		14,200,264
Energy-2.63%
Chevron Corp.	7,211	1,181,018
ConocoPhillips	10,826	1,054,777
Exxon Mobil Corp.	12,585	1,219,864
		3,455,659
Financials-14.97%
American Express Co.	8,196	1,262,348
American International Group, Inc.	23,675	1,225,655
Bank of America Corp.	38,131	1,289,209
Bank of New York Mellon Corp. (The)	29,557	1,284,547
Berkshire Hathaway, Inc., Class B(b)	4,355	1,309,113
BlackRock, Inc.	2,049	1,371,150
Capital One Financial Corp.	11,290	1,239,981
Charles Schwab Corp. (The)	20,322	1,403,234
Citigroup, Inc.	26,505	1,375,609
Goldman Sachs Group, Inc. (The)	4,412	1,470,917
JPMorgan Chase & Co.	10,586	1,221,201
MetLife, Inc.	19,927	1,260,383
Morgan Stanley	16,339	1,377,378
	Shares	Value
Financials-(continued)
U.S. Bancorp	25,958	$1,225,217
Wells Fargo & Co.	31,545	1,383,879
		19,699,821
Health Care-14.04%
Abbott Laboratories	11,534	1,255,361
AbbVie, Inc.	8,874	1,273,508
Amgen, Inc.	5,275	1,305,404
Bristol-Myers Squibb Co.	16,843	1,242,676
CVS Health Corp.	13,575	1,298,856
Danaher Corp.	5,049	1,471,632
Eli Lilly and Co.	4,263	1,405,468
Gilead Sciences, Inc.	20,820	1,243,995
Johnson & Johnson	7,335	1,280,104
Medtronic PLC	13,632	1,261,233
Merck & Co., Inc.	14,502	1,295,609
Pfizer, Inc.	25,305	1,278,156
Thermo Fisher Scientific, Inc.	2,401	1,436,782
UnitedHealth Group, Inc.	2,620	1,420,931
		18,469,715
Industrials-12.13%
3M Co.	9,234	1,322,678
Boeing Co. (The)(b)	9,959	1,586,568
Caterpillar, Inc.	5,874	1,164,521
Emerson Electric Co.	14,519	1,307,726
FedEx Corp.	6,123	1,427,210
General Dynamics Corp.	5,634	1,277,059
General Electric Co.	17,751	1,311,976
Honeywell International, Inc.	6,821	1,312,770
Lockheed Martin Corp.	2,938	1,215,774
Raytheon Technologies Corp.	13,244	1,234,473
Union Pacific Corp.	5,993	1,362,209
United Parcel Service, Inc., Class B	7,339	1,430,298
		15,953,262
Information Technology-16.38%
Accenture PLC, Class A	4,426	1,355,507
Adobe, Inc.(b)	3,216	1,318,946
Apple, Inc.	9,228	1,499,642
Broadcom, Inc.	2,343	1,254,630
Cisco Systems, Inc.	29,078	1,319,269
Intel Corp.	32,283	1,172,196
International Business Machines Corp.	9,286	1,214,516
Mastercard, Inc., Class A	3,778	1,336,619
Microsoft Corp.	4,998	1,403,138
NVIDIA Corp.	7,485	1,359,500
Oracle Corp.	18,843	1,466,739
PayPal Holdings, Inc.(b)	15,952	1,380,327
QUALCOMM, Inc.	9,534	1,383,002
salesforce.com, inc.(b)	7,119	1,310,038
Texas Instruments, Inc.	8,022	1,435,056
Visa, Inc., Class A(c)	6,341	1,344,989
		21,554,114
Materials-2.69%
Dow, Inc.	20,443	1,087,772
DuPont de Nemours, Inc.	19,910	1,219,089
Linde PLC (United Kingdom)	4,073	1,230,046
		3,536,907
See accompanying notes which are an integral part of this schedule.

Invesco S&P 100 Equal Weight ETF (EQWL)—(continued)
July 31, 2022
(Unaudited)
	Shares	Value
Real Estate-2.07%
American Tower Corp.	5,059	$1,370,129
Simon Property Group, Inc.	12,495	1,357,457
		2,727,586
Utilities-4.05%
Duke Energy Corp.	11,731	1,289,589
Exelon Corp.	27,489	1,277,964
NextEra Energy, Inc.	16,662	1,407,772
Southern Co. (The)	17,531	1,347,958
		5,323,283
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.96% (Cost $127,771,525)		131,513,951
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.06%
Invesco Private Government Fund, 1.77%(d)(e)(f)	21,721	$21,721
Invesco Private Prime Fund, 1.89%(d)(e)(f)	55,031	55,031
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $76,752)		76,752
TOTAL INVESTMENTS IN SECURITIES-100.02% (Cost $127,848,277)		131,590,703
OTHER ASSETS LESS LIABILITIES-(0.02)%		(29,479)
NET ASSETS-100.00%		$131,561,224

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2022.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2022.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value July 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$11,989	$837,958	$(849,947)	$-	$-	$-	$323
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	910,271	849,996	(1,738,546)	-	-	21,721	304*
Invesco Private Prime Fund	2,122,133	2,056,910	(4,124,106)	(146)	240	55,031	876*
Total	$3,044,393	$3,744,864	$(6,712,599)	$(146)	$240	$76,752	$1,503

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500 GARP ETF (SPGP)
July 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.90%
Communication Services-3.18%
Alphabet, Inc., Class C(b)	167,059	$19,485,762
Meta Platforms, Inc., Class A(b)	102,256	16,268,929
		35,754,691
Consumer Discretionary-13.38%
Best Buy Co., Inc.(c)	150,866	11,615,173
D.R. Horton, Inc.	253,041	19,744,789
eBay, Inc.	463,904	22,559,652
Garmin Ltd.	121,065	11,818,365
Lennar Corp., Class A(c)	153,674	13,062,290
Pool Corp.(c)	44,544	15,933,389
PulteGroup, Inc.(c)	312,802	13,644,423
Target Corp.	93,910	15,343,016
Tractor Supply Co.	82,547	15,806,100
Ulta Beauty, Inc.(b)(c)	28,474	11,073,823
		150,601,020
Consumer Staples-2.48%
Campbell Soup Co.(c)	265,935	13,123,893
Monster Beverage Corp.(b)	147,981	14,741,867
		27,865,760
Energy-3.06%
Coterra Energy, Inc.(c)	383,336	11,726,248
Diamondback Energy, Inc.	100,985	12,928,100
Pioneer Natural Resources Co.	41,075	9,732,721
		34,387,069
Financials-26.94%
Allstate Corp. (The)(c)	89,973	10,524,142
Assurant, Inc.	77,208	13,571,622
Berkshire Hathaway, Inc., Class B(b)	48,389	14,545,733
BlackRock, Inc.	18,257	12,217,219
Capital One Financial Corp.	120,484	13,232,758
Chubb Ltd.	55,523	10,473,859
Cincinnati Financial Corp.(c)	177,440	17,272,010
Citigroup, Inc.	229,171	11,893,975
Discover Financial Services	157,283	15,885,583
Everest Re Group Ltd.	73,490	19,206,611
Franklin Resources, Inc.(c)	551,984	15,151,961
Goldman Sachs Group, Inc. (The)	56,449	18,819,532
Intercontinental Exchange, Inc.(c)	132,559	13,519,692
Loews Corp.	189,162	11,018,687
Moody’s Corp.	44,368	13,765,172
Raymond James Financial, Inc.(c)	129,885	12,789,776
Regions Financial Corp.	570,203	12,076,900
Signature Bank	61,562	11,424,060
SVB Financial Group(b)	41,026	16,556,042
Synchrony Financial	429,213	14,370,051
T. Rowe Price Group, Inc.(c)	111,842	13,809,132
Zions Bancorporation N.A.	203,597	11,106,216
		303,230,733
Health Care-17.96%
Cigna Corp.	75,206	20,708,724
Cooper Cos., Inc. (The)	40,744	13,323,288
Elevance Health, Inc.	29,099	13,883,133
Humana, Inc.(c)	32,360	15,597,520
IDEXX Laboratories, Inc.(b)	36,383	14,523,366
Incyte Corp.(b)(c)	252,978	19,651,331
Laboratory Corp. of America Holdings	61,520	16,129,929
Pfizer, Inc.	382,399	19,314,973
Quest Diagnostics, Inc.	114,586	15,649,010
	Shares	Value
Health Care-(continued)
Regeneron Pharmaceuticals, Inc.(b)	35,898	$20,881,508
Vertex Pharmaceuticals, Inc.(b)	69,138	19,386,986
Waters Corp.(b)	35,786	13,027,178
		202,076,946
Industrials-9.31%
C.H. Robinson Worldwide, Inc.(c)	117,452	13,001,936
Copart, Inc.(b)	118,269	15,150,259
Expeditors International of Washington, Inc.	202,000	21,462,500
Fortune Brands Home & Security, Inc.	194,326	13,540,636
J.B. Hunt Transport Services, Inc.	75,565	13,848,797
Old Dominion Freight Line, Inc.	46,965	14,254,347
United Parcel Service, Inc., Class B(c)	69,358	13,517,181
		104,775,656
Information Technology-15.63%
Adobe, Inc.(b)	40,119	16,453,604
Apple, Inc.	102,752	16,698,227
Applied Materials, Inc.	128,088	13,574,766
Arista Networks, Inc.(b)	119,332	13,917,691
Cisco Systems, Inc.	314,178	14,254,256
KLA Corp.	48,098	18,447,507
Lam Research Corp.	26,502	13,264,516
Microsoft Corp.	60,235	16,910,374
Qorvo, Inc.(b)	194,196	20,209,978
Skyworks Solutions, Inc.	119,787	13,042,409
Teradyne, Inc.(c)	189,892	19,158,204
		175,931,532
Materials-4.94%
Celanese Corp.	80,957	9,513,257
CF Industries Holdings, Inc.	183,526	17,524,898
Mosaic Co. (The)	226,619	11,933,757
Nucor Corp.(c)	122,294	16,607,525
		55,579,437
Real Estate-1.15%
Weyerhaeuser Co.	357,599	12,987,996
Utilities-1.87%
NRG Energy, Inc.	558,045	21,066,199
Total Common Stocks & Other Equity Interests (Cost $1,117,358,757)		1,124,257,039
Money Market Funds-0.07%
Invesco Government & Agency Portfolio, Institutional Class, 1.71%(d)(e) (Cost $785,282)	785,282	785,282
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.97% (Cost $1,118,144,039)		1,125,042,321
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-9.32%
Invesco Private Government Fund, 1.77%(d)(e)(f)	29,378,139	29,378,139
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 GARP ETF (SPGP)—(continued)
July 31, 2022
(Unaudited)
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 1.89%(d)(e)(f)	75,543,787	$75,543,787
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $104,919,245)		104,921,926
TOTAL INVESTMENTS IN SECURITIES-109.29% (Cost $1,223,063,284)		1,229,964,247
OTHER ASSETS LESS LIABILITIES-(9.29)%		(104,518,393)
NET ASSETS-100.00%		$1,125,445,854
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2022.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2022.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$4,274,960	$(3,489,678)	$-	$-	$785,282	$1,435
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	8,620,026	90,873,027	(70,114,914)	-	-	29,378,139	40,819*
Invesco Private Prime Fund	20,110,514	186,150,709	(130,720,555)	1,939	1,180	75,543,787	114,914*
Total	$28,730,540	$281,298,696	$(204,325,147)	$1,939	$1,180	$105,707,208	$157,168

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500 Value with Momentum ETF (SPVM)
July 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.89%
Communication Services-0.82%
Interpublic Group of Cos., Inc. (The)	13,853	$413,789
Consumer Discretionary-8.29%
Advance Auto Parts, Inc.	2,052	397,308
Bath & Body Works, Inc.	10,573	375,765
eBay, Inc.	12,306	598,441
Ford Motor Co.	92,032	1,351,950
Genuine Parts Co.	2,582	394,710
LKQ Corp.	9,417	516,428
Target Corp.	3,407	556,636
		4,191,238
Consumer Staples-7.10%
Archer-Daniels-Midland Co.	7,558	625,576
JM Smucker Co. (The)	3,355	443,934
Kraft Heinz Co. (The)	14,745	543,058
Kroger Co. (The)	12,675	588,627
Tyson Foods, Inc., Class A	9,835	865,578
Walmart, Inc.	3,929	518,824
		3,585,597
Energy-10.25%
APA Corp.	8,594	319,439
Chevron Corp.	2,172	355,730
ConocoPhillips	3,217	313,432
Coterra Energy, Inc.	10,631	325,202
Diamondback Energy, Inc.	2,908	372,282
Exxon Mobil Corp.	4,248	411,759
Kinder Morgan, Inc.	18,071	325,097
Marathon Oil Corp.	13,871	344,001
Marathon Petroleum Corp.	9,356	857,571
Occidental Petroleum Corp.	5,718	375,959
Phillips 66	7,056	627,984
Valero Energy Corp.	4,968	550,306
		5,178,762
Financials-31.53%
Aflac, Inc.	10,882	623,539
Allstate Corp. (The)	5,227	611,402
American International Group, Inc.	18,452	955,260
Ameriprise Financial, Inc.	1,303	351,706
Assurant, Inc.	3,966	697,144
Berkshire Hathaway, Inc., Class B(b)	2,097	630,358
Chubb Ltd.	2,552	481,409
Cincinnati Financial Corp.	4,276	416,226
Comerica, Inc.	6,024	468,487
Discover Financial Services	5,272	532,472
Everest Re Group Ltd.	3,022	789,800
Fifth Third Bancorp	13,314	454,274
Hartford Financial Services Group, Inc. (The)	9,405	606,340
Lincoln National Corp.	19,136	982,442
Loews Corp.	12,906	751,775
M&T Bank Corp.	2,691	477,518
MetLife, Inc.	13,816	873,862
Morgan Stanley	6,363	536,401
Principal Financial Group, Inc.	8,093	541,745
Prudential Financial, Inc.	9,865	986,401
Raymond James Financial, Inc.	4,356	428,935
Regions Financial Corp.	28,124	595,666
Travelers Cos., Inc. (The)	3,387	537,517
W.R. Berkley Corp.	5,489	343,227
	Shares	Value
Financials-(continued)
Wells Fargo & Co.	15,745	$690,733
Zions Bancorporation N.A.	10,376	566,011
		15,930,650
Health Care-11.83%
AmerisourceBergen Corp.	4,016	586,055
Centene Corp.(b)	9,149	850,583
CVS Health Corp.	9,013	862,364
Elevance Health, Inc.	888	423,665
HCA Healthcare, Inc.	1,918	407,422
Henry Schein, Inc.(b)	5,250	413,857
Hologic, Inc.(b)	4,275	305,149
McKesson Corp.	1,508	515,103
Molina Healthcare, Inc.(b)	1,681	550,897
Organon & Co.	11,277	357,706
Pfizer, Inc.	6,435	325,032
Regeneron Pharmaceuticals, Inc.(b)	650	378,098
		5,975,931
Industrials-7.31%
C.H. Robinson Worldwide, Inc.	5,367	594,127
General Dynamics Corp.	1,428	323,685
Leidos Holdings, Inc.	3,748	401,036
Nielsen Holdings PLC	12,598	301,722
Northrop Grumman Corp.	688	329,483
Quanta Services, Inc.	2,436	337,946
Raytheon Technologies Corp.	3,293	306,941
Robert Half International, Inc.	3,587	283,875
Textron, Inc.	6,917	454,032
Wabtec Corp.	3,885	363,131
		3,695,978
Information Technology-3.18%
Hewlett Packard Enterprise Co.	74,531	1,061,322
HP, Inc.	16,260	542,921
		1,604,243
Materials-8.30%
Celanese Corp.	3,112	365,691
CF Industries Holdings, Inc.	3,520	336,125
Corteva, Inc.	5,614	323,086
Dow, Inc.	10,610	564,558
Freeport-McMoRan, Inc.	9,013	284,360
LyondellBasell Industries N.V., Class A	7,121	634,623
Mosaic Co. (The)	10,272	540,924
Nucor Corp.	6,275	852,145
Packaging Corp. of America	2,082	292,750
		4,194,262
Real Estate-2.67%
CBRE Group, Inc., Class A(b)	6,202	531,015
Kimco Realty Corp.	19,612	433,621
Weyerhaeuser Co.	10,640	386,445
		1,351,081
Utilities-8.61%
American Electric Power Co., Inc.	3,346	329,782
Atmos Energy Corp.	3,021	366,719
CenterPoint Energy, Inc.	13,916	440,998
CMS Energy Corp.	4,701	323,100
Consolidated Edison, Inc.	3,950	392,116
Duke Energy Corp.	3,106	341,443
Edison International	4,895	331,734
Entergy Corp.	3,037	349,650
Evergy, Inc.	5,535	377,819
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 Value with Momentum ETF (SPVM)—(continued)
July 31, 2022
(Unaudited)
	Shares	Value
Utilities-(continued)
Exelon Corp.	9,358	$435,053
FirstEnergy Corp.	7,933	326,046
NiSource, Inc.	11,092	337,197
		4,351,657
Total Common Stocks & Other Equity Interests (Cost $48,333,166)		50,473,188
Money Market Funds-0.19%
Invesco Government & Agency Portfolio, Institutional Class, 1.71%(c)(d) (Cost $95,985)	95,985	95,985
TOTAL INVESTMENTS IN SECURITIES-100.08% (Cost $48,429,151)		50,569,173
OTHER ASSETS LESS LIABILITIES-(0.08)%		(38,881)
NET ASSETS-100.00%		$50,530,292
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2022.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2022	Dividend Income
Invesco Ltd.	$618,818	$32,269	$(569,591)	$197,725	$(279,221)	$-	$6,313
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	79,573	444,680	(428,268)	-	-	95,985	307
Total	$698,391	$476,949	$(997,859)	$197,725	$(279,221)	$95,985	$6,620

(d)	The rate shown is the 7-day SEC standardized yield as of July 31, 2022.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P MidCap Momentum ETF (XMMO)
July 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.97%
Consumer Discretionary-7.43%
AutoNation, Inc.(b)(c)	55,106	$6,543,286
Choice Hotels International, Inc.	55,948	6,762,435
Dick’s Sporting Goods, Inc.(c)	113,573	10,629,297
Goodyear Tire & Rubber Co. (The)(b)(c)	536,740	6,591,167
H&R Block, Inc.(c)	237,565	9,493,097
Murphy USA, Inc.(c)	46,660	13,268,238
Tempur Sealy International, Inc.	270,813	7,441,941
Wyndham Hotels & Resorts, Inc.	155,855	10,817,896
		71,547,357
Consumer Staples-2.00%
Flowers Foods, Inc.	305,757	8,686,556
Ingredion, Inc.(c)	91,600	8,333,768
Pilgrim’s Pride Corp.(b)(c)	70,902	2,224,196
		19,244,520
Energy-8.07%
Murphy Oil Corp.(c)	358,525	12,598,569
PDC Energy, Inc.	285,638	18,763,560
Targa Resources Corp.	671,667	46,418,906
		77,781,035
Financials-16.82%
American Financial Group, Inc.	185,297	24,770,503
Brighthouse Financial, Inc.(b)(c)	114,934	4,990,434
Cullen/Frost Bankers, Inc.(c)	111,052	14,481,181
East West Bancorp, Inc.	209,916	15,067,771
First American Financial Corp.(c)	221,546	12,849,668
Fulton Financial Corp.(c)	223,837	3,735,840
Hancock Whitney Corp.	137,504	6,711,570
Jefferies Financial Group, Inc.	367,876	11,981,721
Navient Corp.(c)	247,139	4,070,379
Old Republic International Corp.	644,816	15,004,868
PacWest Bancorp	191,737	5,374,388
Pinnacle Financial Partners, Inc.	101,961	8,065,115
Stifel Financial Corp.	158,058	9,453,449
Synovus Financial Corp.(c)	176,726	7,136,196
UMB Financial Corp.(c)	60,029	5,432,625
Washington Federal, Inc.	97,456	3,326,173
Wintrust Financial Corp.	111,908	9,628,564
		162,080,445
Health Care-1.09%
Tenet Healthcare Corp.(b)	158,982	10,511,890
Industrials-21.86%
Acuity Brands, Inc.(c)	59,683	10,886,179
AECOM	205,601	14,803,272
ASGN, Inc.(b)	70,487	7,313,731
Avis Budget Group, Inc.(b)(c)	96,715	17,605,032
Builders FirstSource, Inc.(b)(c)	375,309	25,521,012
Carlisle Cos., Inc.	124,398	36,834,248
Crane Holdings Co.(c)	70,604	6,984,854
EMCOR Group, Inc.	71,295	8,296,599
FTI Consulting, Inc.(b)(c)	56,949	9,314,578
Insperity, Inc.(c)	50,165	5,505,107
KBR, Inc.	251,336	13,378,615
Knight-Swift Transportation Holdings, Inc.(c)	281,355	15,460,457
Middleby Corp. (The)(b)(c)	77,926	11,275,113
nVent Electric PLC	328,424	11,596,652
Saia, Inc.(b)(c)	38,940	9,261,879
Univar Solutions, Inc.(b)	244,750	6,618,040
		210,655,368
	Shares	Value
Information Technology-6.60%
Arrow Electronics, Inc.(b)	80,639	$10,335,501
Concentrix Corp.	108,390	14,498,246
Genpact Ltd.(c)	251,357	12,085,245
Jabil, Inc.	234,871	13,937,245
Synaptics, Inc.(b)(c)	87,864	12,735,887
		63,592,124
Materials-10.57%
Alcoa Corp.	540,061	27,483,704
Commercial Metals Co.(c)	220,372	8,731,139
Eagle Materials, Inc.	45,408	5,741,842
Louisiana-Pacific Corp.(c)	157,631	10,030,061
Olin Corp.	328,650	17,178,535
Steel Dynamics, Inc.	300,988	23,440,945
Valvoline, Inc.(c)	286,680	9,236,830
		101,843,056
Real Estate-19.42%
American Campus Communities, Inc.	201,987	13,193,791
Apartment Income REIT Corp.(c)	282,196	12,794,767
Brixmor Property Group, Inc.(c)	567,737	13,160,144
EastGroup Properties, Inc.(c)	95,915	16,357,344
First Industrial Realty Trust, Inc.	363,779	18,898,319
Jones Lang LaSalle, Inc.(b)	111,118	21,186,869
Lamar Advertising Co., Class A	144,717	14,625,100
Life Storage, Inc.	240,608	30,290,141
National Storage Affiliates Trust	240,392	13,183,097
Rexford Industrial Realty, Inc.(c)	387,996	25,378,818
Spirit Realty Capital, Inc.	180,441	8,000,754
		187,069,144
Utilities-6.11%
Hawaiian Electric Industries, Inc.	171,958	7,273,823
IDACORP, Inc.	76,809	8,581,101
National Fuel Gas Co.	223,032	16,134,135
OGE Energy Corp.	330,306	13,568,971
UGI Corp.	308,557	13,317,320
		58,875,350
Total Common Stocks & Other Equity Interests (Cost $990,064,589)		963,200,289
Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 1.71%(d)(e) (Cost $119,037)	119,037	119,037
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.98% (Cost $990,183,626)		963,319,326
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-12.93%
Invesco Private Government Fund, 1.77%(d)(e)(f)	34,858,794	34,858,794
See accompanying notes which are an integral part of this schedule.

Invesco S&P MidCap Momentum ETF (XMMO)—(continued)
July 31, 2022
(Unaudited)
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 1.89%(d)(e)(f)	89,706,720	$89,706,720
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $124,566,659)		124,565,514
TOTAL INVESTMENTS IN SECURITIES-112.91% (Cost $1,114,750,285)		1,087,884,840
OTHER ASSETS LESS LIABILITIES-(12.91)%		(124,385,955)
NET ASSETS-100.00%		$963,498,885
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2022.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2022.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value July 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$531,940	$5,456,880	$(5,869,783)	$-	$-	$119,037	$1,272
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	19,658,589	77,891,908	(62,691,703)	-	-	34,858,794	70,680*
Invesco Private Prime Fund	45,795,787	191,115,355	(147,201,730)	(3,184)	492	89,706,720	202,928*
Total	$65,986,316	$274,464,143	$(215,763,216)	$(3,184)	$492	$124,684,551	$274,880

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P MidCap Quality ETF (XMHQ)
July 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.98%
Communication Services-0.82%
Ziff Davis, Inc.(b)(c)	31,226	$2,557,097
Consumer Discretionary-17.47%
AutoNation, Inc.(b)	28,233	3,352,386
Capri Holdings Ltd.(b)(c)	82,956	4,038,298
Carter’s, Inc.(c)	24,486	1,995,119
Choice Hotels International, Inc.	25,240	3,050,759
Deckers Outdoor Corp.(b)(c)	22,548	7,062,259
Dick’s Sporting Goods, Inc.(c)	39,441	3,691,283
Gentex Corp.(c)	132,711	3,745,105
Grand Canyon Education, Inc.(b)	37,323	3,585,621
Macy’s, Inc.	177,637	3,135,293
Mattel, Inc.(b)(c)	227,396	5,275,587
Texas Roadhouse, Inc.	38,214	3,333,025
Toll Brothers, Inc.	65,466	3,219,618
Williams-Sonoma, Inc.(c)	61,514	8,883,852
		54,368,205
Energy-2.41%
Matador Resources Co.	61,932	3,578,431
PDC Energy, Inc.	59,663	3,919,263
		7,497,694
Financials-27.33%
American Financial Group, Inc.	63,047	8,428,123
Associated Banc-Corp.(c)	84,360	1,695,636
Cathay General Bancorp(c)	63,139	2,632,896
Commerce Bancshares, Inc.	87,750	6,097,748
East West Bancorp, Inc.	79,230	5,687,129
Evercore, Inc., Class A	26,145	2,613,716
F.N.B. Corp.(c)	273,145	3,266,814
Federated Hermes, Inc., Class B	58,056	1,980,290
Fulton Financial Corp.	117,546	1,961,843
Hanover Insurance Group, Inc. (The)	21,488	2,932,467
Home BancShares, Inc.(c)	124,527	2,938,837
International Bancshares Corp.(c)	43,195	1,894,533
Janus Henderson Group PLC(c)	98,917	2,549,091
PacWest Bancorp	72,526	2,032,904
Pinnacle Financial Partners, Inc.	47,732	3,775,601
Prosperity Bancshares, Inc.(c)	59,962	4,442,585
RLI Corp.	23,775	2,614,775
SEI Investments Co.	67,773	3,751,913
Texas Capital Bancshares, Inc.(b)	39,591	2,320,824
Umpqua Holdings Corp.	184,010	3,240,416
United Bankshares, Inc.(c)	113,183	4,384,710
Valley National Bancorp(c)	303,917	3,552,790
Voya Financial, Inc.(c)	63,943	3,846,811
Washington Federal, Inc.	49,480	1,688,752
Webster Financial Corp.	102,176	4,746,075
		85,077,279
Health Care-8.93%
Acadia Healthcare Co., Inc.(b)	55,290	4,584,094
Azenta, Inc.(c)	62,591	4,272,461
Chemed Corp.	10,941	5,263,606
Envista Holdings Corp.(b)(c)	92,757	3,770,572
Exelixis, Inc.(b)	174,953	3,660,017
Medpace Holdings, Inc.(b)(c)	19,355	3,281,253
QuidelOrtho Corp.(b)	29,100	2,969,364
		27,801,367
Industrials-18.40%
ASGN, Inc.(b)	30,484	3,163,020
	Shares	Value
Industrials-(continued)
Axon Enterprise, Inc.(b)	41,935	$4,620,818
Crane Holdings Co.	30,268	2,994,413
Donaldson Co., Inc.	77,454	4,214,272
Hubbell, Inc.(c)	30,608	6,703,764
Landstar System, Inc.	22,864	3,580,045
Lincoln Electric Holdings, Inc.	32,885	4,651,255
MSC Industrial Direct Co., Inc., Class A	26,829	2,217,685
Owens Corning	60,373	5,598,992
Tetra Tech, Inc.	31,006	4,752,290
Toro Co. (The)	64,793	5,571,550
Trex Co., Inc.(b)(c)	65,887	4,251,029
XPO Logistics, Inc.(b)(c)	82,622	4,935,838
		57,254,971
Information Technology-9.33%
Cirrus Logic, Inc.(b)	33,712	2,881,028
CommVault Systems, Inc.(b)	36,358	2,039,320
Manhattan Associates, Inc.(b)	68,695	9,663,326
Qualys, Inc.(b)	23,232	2,841,738
Semtech Corp.(b)	38,492	2,399,206
Silicon Laboratories, Inc.(b)(c)	41,781	6,161,862
Teradata Corp.(b)(c)	79,919	3,060,098
		29,046,578
Materials-13.25%
Ashland, Inc.	32,669	3,282,254
Chemours Co. (The)	104,251	3,710,293
Cleveland-Cliffs, Inc.(b)(c)	304,612	5,394,678
Eagle Materials, Inc.(c)	27,926	3,531,243
Louisiana-Pacific Corp.(c)	84,587	5,382,271
Olin Corp.	101,867	5,324,588
Royal Gold, Inc.	36,792	3,854,698
Steel Dynamics, Inc.	125,726	9,791,541
Worthington Industries, Inc.(c)	19,212	983,847
		41,255,413
Real Estate-2.04%
Apartment Income REIT Corp.(c)	94,927	4,303,990
PotlatchDeltic Corp.(c)	41,639	2,041,560
		6,345,550
Total Common Stocks & Other Equity Interests (Cost $297,239,180)		311,204,154
Money Market Funds-0.03%
Invesco Government & Agency Portfolio, Institutional Class, 1.71%(d)(e) (Cost $93,974)	93,974	93,974
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.01% (Cost $297,333,154)		311,298,128
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-23.85%
Invesco Private Government Fund, 1.77%(d)(e)(f)	20,860,828	20,860,828
See accompanying notes which are an integral part of this schedule.

Invesco S&P MidCap Quality ETF (XMHQ)—(continued)
July 31, 2022
(Unaudited)
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 1.89%(d)(e)(f)	53,364,750	$53,364,750
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $74,226,072)		74,225,578
TOTAL INVESTMENTS IN SECURITIES-123.86% (Cost $371,559,226)		385,523,706
OTHER ASSETS LESS LIABILITIES-(23.86)%		(74,255,270)
NET ASSETS-100.00%		$311,268,436
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2022.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2022.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value July 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$250,806	$21,138,665	$(21,295,497)	$-	$-	$93,974	$4,322
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	23,130,522	57,452,607	(59,722,301)	-	-	20,860,828	51,200*
Invesco Private Prime Fund	50,865,558	109,075,118	(106,574,058)	(3,755)	1,887	53,364,750	146,964*
Total	$74,246,886	$187,666,390	$(187,591,856)	$(3,755)	$1,887	$74,319,552	$202,486

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P MidCap Value with Momentum ETF (XMVM)
July 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.89%
Communication Services-0.93%
TEGNA, Inc.	88,355	$1,850,154
Consumer Discretionary-14.56%
AutoNation, Inc.(b)	31,269	3,712,881
Dick’s Sporting Goods, Inc.(c)	35,588	3,330,681
Goodyear Tire & Rubber Co. (The)(b)(c)	437,209	5,368,927
Graham Holdings Co., Class B	5,663	3,366,597
Kohl’s Corp.(c)	99,024	2,885,559
Macy’s, Inc.	180,110	3,178,941
Murphy USA, Inc.	9,259	2,632,889
Nordstrom, Inc.(c)	92,219	2,168,069
Victoria’s Secret & Co.(b)(c)	64,019	2,366,142
		29,010,686
Consumer Staples-4.32%
BJ’s Wholesale Club Holdings, Inc.(b)	27,701	1,875,358
Pilgrim’s Pride Corp.(b)	55,087	1,728,079
Post Holdings, Inc.(b)(c)	30,063	2,613,677
Sprouts Farmers Market, Inc.(b)(c)	86,273	2,384,586
		8,601,700
Energy-2.04%
DT Midstream, Inc.	25,026	1,377,181
HF Sinclair Corp.	56,429	2,698,435
		4,075,616
Financials-30.94%
American Financial Group, Inc.	14,459	1,932,879
Associated Banc-Corp.(c)	136,120	2,736,012
Bank OZK(c)	53,321	2,138,172
Brighthouse Financial, Inc.(b)	103,508	4,494,317
Cathay General Bancorp	46,182	1,925,789
CNO Financial Group, Inc.	199,432	3,739,350
East West Bancorp, Inc.	20,251	1,453,617
First American Financial Corp.	55,653	3,227,874
First Horizon Corp.	66,987	1,497,829
Hancock Whitney Corp.	44,167	2,155,791
Hanover Insurance Group, Inc. (The)	13,341	1,820,646
Janus Henderson Group PLC(c)	95,653	2,464,978
Jefferies Financial Group, Inc.	114,947	3,743,824
Navient Corp.	269,001	4,430,447
Old Republic International Corp.	151,698	3,530,013
Pinnacle Financial Partners, Inc.	24,121	1,907,971
Selective Insurance Group, Inc.(c)	21,501	1,674,068
Stifel Financial Corp.	32,511	1,944,483
Synovus Financial Corp.	49,327	1,991,824
UMB Financial Corp.	17,679	1,599,950
Unum Group	104,021	3,348,436
Valley National Bancorp(c)	177,253	2,072,088
Washington Federal, Inc.	64,031	2,185,378
Webster Financial Corp.	36,572	1,698,769
Wintrust Financial Corp.(c)	22,568	1,941,751
		61,656,256
Health Care-4.05%
Patterson Cos., Inc.	66,924	2,078,659
QuidelOrtho Corp.(b)	30,968	3,159,975
Tenet Healthcare Corp.(b)	42,993	2,842,697
		8,081,331
Industrials-12.10%
AGCO Corp.	14,721	1,603,411
ASGN, Inc.(b)	16,754	1,738,395
Avis Budget Group, Inc.(b)(c)	9,141	1,663,936
	Shares	Value
Industrials-(continued)
Builders FirstSource, Inc.(b)(c)	45,216	$3,074,688
CACI International, Inc., Class A(b)	5,636	1,703,707
EMCOR Group, Inc.	19,160	2,229,649
Fluor Corp.(b)(c)	61,758	1,569,271
Knight-Swift Transportation Holdings, Inc.(c)	51,400	2,824,430
Owens Corning	21,226	1,968,499
Ryder System, Inc.	44,290	3,468,793
Univar Solutions, Inc.(b)	84,097	2,273,983
		24,118,762
Information Technology-9.42%
Amkor Technology, Inc.	135,096	2,724,886
Arrow Electronics, Inc.(b)	34,762	4,455,446
Avnet, Inc.	88,772	4,249,516
First Solar, Inc.(b)	20,560	2,038,935
Jabil, Inc.	49,612	2,943,976
Silicon Laboratories, Inc.(b)(c)	15,955	2,353,043
		18,765,802
Materials-16.04%
Alcoa Corp.	25,954	1,320,799
Ashland, Inc.(c)	20,103	2,019,748
Avient Corp.	30,359	1,309,991
Chemours Co. (The)	34,426	1,225,221
Cleveland-Cliffs, Inc.(b)(c)	164,509	2,913,454
Commercial Metals Co.(c)	80,095	3,173,364
Greif, Inc., Class A(c)	48,710	3,439,900
Louisiana-Pacific Corp.	36,934	2,350,110
Olin Corp.	29,462	1,539,979
Reliance Steel & Aluminum Co.	13,148	2,501,407
Silgan Holdings, Inc.	37,774	1,680,943
Steel Dynamics, Inc.	37,854	2,948,070
United States Steel Corp.(c)	234,650	5,549,473
		31,972,459
Real Estate-3.84%
Cousins Properties, Inc.	51,835	1,599,110
Jones Lang LaSalle, Inc.(b)	12,603	2,403,014
Macerich Co. (The)(c)	178,360	1,892,400
PotlatchDeltic Corp.(c)	35,684	1,749,586
		7,644,110
Utilities-1.65%
OGE Energy Corp.	43,685	1,794,580
Spire, Inc.	19,901	1,497,351
		3,291,931
Total Common Stocks & Other Equity Interests (Cost $199,230,106)		199,068,807
Money Market Funds-0.15%
Invesco Government & Agency Portfolio, Institutional Class, 1.71%(d)(e) (Cost $297,300)	297,300	297,300
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.04% (Cost $199,527,406)		199,366,107
See accompanying notes which are an integral part of this schedule.

Invesco S&P MidCap Value with Momentum ETF (XMVM)—(continued)
July 31, 2022
(Unaudited)
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-21.19%
Invesco Private Government Fund, 1.77%(d)(e)(f)	12,125,998	$12,125,998
Invesco Private Prime Fund, 1.89%(d)(e)(f)	30,109,713	30,109,713
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $42,235,816)		42,235,711
TOTAL INVESTMENTS IN SECURITIES-121.23% (Cost $241,763,222)		241,601,818
OTHER ASSETS LESS LIABILITIES-(21.23)%		(42,314,328)
NET ASSETS-100.00%		$199,287,490
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2022.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2022.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value July 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$17,751	$1,729,774	$(1,450,225)	$-	$-	$297,300	$1,158
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	13,433,427	41,098,614	(42,406,043)	-	-	12,125,998	31,786*
Invesco Private Prime Fund	25,011,750	82,433,029	(77,336,259)	(374)	1,567	30,109,713	91,896*
Total	$38,462,928	$125,261,417	$(121,192,527)	$(374)	$1,567	$42,533,011	$124,840

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap Momentum ETF (XSMO)
July 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.01%
Communication Services-0.70%
Scholastic Corp.	23,173	$1,090,753
Consumer Discretionary-3.18%
Abercrombie & Fitch Co., Class A(b)(c)	29,909	532,679
Boot Barn Holdings, Inc.(b)(c)	15,066	938,612
Chico’s FAS, Inc.(b)(c)	68,552	344,131
Genesco, Inc.(b)(c)	6,970	390,668
Movado Group, Inc.(c)	10,906	370,586
Signet Jewelers Ltd.	39,259	2,393,229
		4,969,905
Consumer Staples-2.85%
Andersons, Inc. (The)	22,158	801,455
Hostess Brands, Inc.(b)(c)	83,697	1,893,226
Inter Parfums, Inc.	13,111	1,094,375
SpartanNash Co.	20,270	654,519
		4,443,575
Energy-10.27%
Callon Petroleum Co.(b)(c)	48,815	2,247,443
Civitas Resources, Inc.(c)	78,405	4,622,759
CONSOL Energy, Inc.(b)	26,685	1,636,324
Laredo Petroleum, Inc.(b)(c)	11,288	1,000,907
Ranger Oil Corp., Class A	20,183	768,165
SM Energy Co.(c)	139,607	5,762,977
		16,038,575
Financials-30.81%
American Equity Investment Life Holding Co.(c)	44,955	1,688,510
Apollo Commercial Real Estate Finance, Inc.	71,616	915,252
Assured Guaranty Ltd.	49,721	2,903,209
B. Riley Financial, Inc.(c)	7,756	399,744
Bancorp, Inc. (The)(b)(c)	35,954	884,468
Banner Corp.	19,876	1,232,113
Berkshire Hills Bancorp, Inc.	41,561	1,170,773
Brookline Bancorp, Inc.(c)	46,661	645,322
Central Pacific Financial Corp.	18,974	449,304
Customers Bancorp, Inc.(b)(c)	34,798	1,328,936
Dime Community Bancshares, Inc.(c)	20,579	701,332
Donnelley Financial Solutions, Inc.(b)(c)	24,256	824,461
Eagle Bancorp, Inc.	19,721	966,921
Ellington Financial, Inc.	32,764	525,862
Employers Holdings, Inc.	14,611	580,203
Encore Capital Group, Inc.(b)(c)	28,504	2,064,545
Enova International, Inc.(b)	24,190	834,797
First Bancorp	144,731	2,183,991
First Commonwealth Financial Corp.	58,786	871,208
First Financial Bancorp(c)	51,944	1,160,429
Granite Point Mortgage Trust, Inc.	30,919	328,051
Hanmi Financial Corp.	30,781	777,836
HomeStreet, Inc.	11,032	411,383
Hope Bancorp, Inc.	79,645	1,197,861
KKR Real Estate Finance Trust, Inc.(c)	29,777	580,354
Lakeland Financial Corp.	13,980	1,087,644
Mr. Cooper Group, Inc.(b)(c)	49,362	2,223,758
National Bank Holdings Corp., Class A	17,480	727,518
Northfield Bancorp, Inc.	23,657	348,231
OFG Bancorp	33,408	917,718
Pathward Financial, Inc.	18,973	639,770
Piper Sandler Cos.(c)	11,765	1,484,743
PRA Group, Inc.(b)(c)	27,841	1,109,185
Preferred Bank	11,617	844,556
	Shares	Value
Financials-(continued)
Provident Financial Services, Inc.(c)	41,007	$998,930
Ready Capital Corp.(c)	37,411	520,387
Redwood Trust, Inc.	83,589	723,881
ServisFirst Bancshares, Inc.	56,100	4,793,745
Southside Bancshares, Inc.(c)	18,551	740,927
Stewart Information Services Corp.	21,407	1,169,892
Triumph Bancorp, Inc.(b)(c)	12,115	880,155
Veritex Holdings, Inc.(c)	35,471	1,097,473
Walker & Dunlop, Inc.(c)	19,328	2,177,106
		48,112,484
Health Care-5.46%
Apollo Medical Holdings, Inc.(b)(c)	24,708	1,310,265
CorVel Corp.(b)(c)	8,684	1,431,905
Cross Country Healthcare, Inc.(b)(c)	30,232	796,915
Joint Corp. (The)(b)(c)	6,716	114,844
Lantheus Holdings, Inc.(b)	37,781	2,898,558
Prestige Consumer Healthcare, Inc.(b)	32,761	1,975,816
		8,528,303
Industrials-21.37%
Applied Industrial Technologies, Inc.	21,319	2,144,478
ArcBest Corp.	16,921	1,499,201
Atlas Air Worldwide Holdings, Inc.(b)(c)	17,205	1,302,590
Boise Cascade Co.	22,425	1,585,672
Comfort Systems USA, Inc.(c)	26,479	2,797,771
Encore Wire Corp.(c)	18,487	2,559,895
EnPro Industries, Inc.	12,675	1,184,859
Forrester Research, Inc.(b)	6,195	288,005
Forward Air Corp.	17,244	1,809,413
GMS, Inc.(b)	30,816	1,635,405
Heidrick & Struggles International, Inc.	12,227	380,749
Hub Group, Inc., Class A(b)	20,339	1,553,900
Insteel Industries, Inc.(c)	11,097	347,336
Korn Ferry	29,893	1,958,290
Matson, Inc.	28,928	2,651,830
Mueller Industries, Inc.	38,427	2,587,290
MYR Group, Inc.(b)	11,930	1,136,094
Resources Connection, Inc.	19,139	410,723
UFP Industries, Inc.	38,715	3,569,910
Veritiv Corp.(b)(c)	15,937	1,976,507
		33,379,918
Information Technology-12.09%
Axcelis Technologies, Inc.(b)	19,899	1,399,497
CSG Systems International, Inc.	22,266	1,452,856
ExlService Holdings, Inc.(b)(c)	28,222	4,751,738
Extreme Networks, Inc.(b)	62,034	811,405
Fabrinet (Thailand)(b)	19,730	1,895,264
MaxLinear, Inc.(b)	44,254	1,788,304
Onto Innovation, Inc.(b)(c)	27,621	2,299,448
Perficient, Inc.(b)(c)	29,288	3,090,470
Photronics, Inc.(b)	33,907	807,326
Veeco Instruments, Inc.(b)(c)	26,579	579,422
		18,875,730
Materials-4.47%
AdvanSix, Inc.	23,315	916,046
Balchem Corp.	21,069	2,860,328
H.B. Fuller Co.(c)	34,028	2,184,598
Haynes International, Inc.(c)	7,420	286,857
TimkenSteel Corp.(b)(c)	36,180	734,092
		6,981,921
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap Momentum ETF (XSMO)—(continued)
July 31, 2022
(Unaudited)
	Shares	Value
Real Estate-7.78%
Alexander & Baldwin, Inc.(c)	52,623	$1,047,724
Armada Hoffler Properties, Inc.	37,404	530,389
Centerspace	9,737	836,311
Essential Properties Realty Trust, Inc.	62,456	1,506,439
iStar, Inc.(c)	38,613	645,223
LXP Industrial Trust	255,604	2,803,976
NexPoint Residential Trust, Inc.(c)	26,124	1,738,291
Retail Opportunity Investments Corp.	72,890	1,272,659
RPT Realty	45,867	498,574
Saul Centers, Inc.	11,622	607,598
Urstadt Biddle Properties, Inc., Class A	21,132	388,829
Whitestone REIT	24,509	275,236
		12,151,249
Utilities-1.03%
Chesapeake Utilities Corp.	11,701	1,604,558
Total Common Stocks & Other Equity Interests (Cost $158,116,175)		156,176,971
Money Market Funds-0.04%
Invesco Government & Agency Portfolio, Institutional Class, 1.71%(d)(e) (Cost $64,821)	64,821	64,821
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.05% (Cost $158,180,996)		156,241,792
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-19.85%
Invesco Private Government Fund, 1.77%(d)(e)(f)	8,663,535	$8,663,535
Invesco Private Prime Fund, 1.89%(d)(e)(f)	22,336,600	22,336,600
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $31,000,265)		31,000,135
TOTAL INVESTMENTS IN SECURITIES-119.90% (Cost $189,181,261)		187,241,927
OTHER ASSETS LESS LIABILITIES-(19.90)%		(31,072,972)
NET ASSETS-100.00%		$156,168,955

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2022.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2022.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value July 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$181,679	$676,292	$(793,150)	$-	$-	$64,821	$279
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	7,713,992	14,917,282	(13,967,739)	-	-	8,663,535	17,150*
Invesco Private Prime Fund	17,982,141	35,162,530	(30,808,573)	(979)	1,481	22,336,600	48,543*
Total	$25,877,812	$50,756,104	$(45,569,462)	$(979)	$1,481	$31,064,956	$65,972

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap Value with Momentum ETF (XSVM)
July 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.96%
Communication Services-2.34%
Gannett Co., Inc.(b)(c)	2,269,126	$6,830,069
Scholastic Corp.(c)	119,967	5,646,847
Thryv Holdings, Inc.(b)(c)	138,214	3,364,129
		15,841,045
Consumer Discretionary-17.83%
Abercrombie & Fitch Co., Class A(b)(c)	400,113	7,126,013
Academy Sports & Outdoors, Inc.(c)	165,415	7,117,807
Adtalem Global Education, Inc.(b)(c)	191,787	7,690,659
Asbury Automotive Group, Inc.(b)(c)	36,880	6,330,083
Caleres, Inc.(c)	175,635	4,359,261
Cato Corp. (The), Class A(c)	604,476	7,465,279
Chico’s FAS, Inc.(b)(c)	961,371	4,826,082
Conn’s, Inc.(b)(c)	1,186,879	11,180,400
Ethan Allen Interiors, Inc.(c)	222,337	5,111,528
Genesco, Inc.(b)(c)	122,421	6,861,697
G-III Apparel Group Ltd.(b)(c)	317,914	7,022,720
Group 1 Automotive, Inc.(c)	50,335	8,905,268
Movado Group, Inc.	123,551	4,198,263
ODP Corp. (The)(b)	137,468	4,990,088
Perdoceo Education Corp.(b)(c)	508,552	6,967,162
Shoe Carnival, Inc.	215,087	4,691,047
Signet Jewelers Ltd.	105,787	6,448,776
Standard Motor Products, Inc.	117,155	5,358,670
Vista Outdoor, Inc.(b)(c)	138,826	4,178,663
		120,829,466
Consumer Staples-8.29%
Andersons, Inc. (The)	236,095	8,539,556
B&G Foods, Inc.(c)	164,637	4,068,180
Edgewell Personal Care Co.(c)	117,719	4,682,862
Fresh Del Monte Produce, Inc.(c)	359,003	10,665,979
Seneca Foods Corp., Class A(b)	136,793	7,786,258
SpartanNash Co.	241,031	7,782,891
United Natural Foods, Inc.(b)	197,066	8,377,276
Universal Corp.	76,120	4,255,869
		56,158,871
Energy-3.86%
Callon Petroleum Co.(b)(c)	67,854	3,123,998
Dorian LPG Ltd.(c)	345,953	5,576,762
Helix Energy Solutions Group, Inc.(b)(c)	845,571	3,416,107
Oil States International, Inc.(b)(c)	498,899	2,544,385
PBF Energy, Inc., Class A(b)	183,821	6,130,430
REX American Resources Corp.(b)	56,669	5,409,623
		26,201,305
Financials-30.50%
Allegiance Bancshares, Inc.(c)	108,433	4,775,389
American Equity Investment Life Holding Co.(c)	180,811	6,791,261
Assured Guaranty Ltd.	104,582	6,106,543
Banc of California, Inc.	203,473	3,562,812
Banner Corp.	68,481	4,245,137
Berkshire Hills Bancorp, Inc.(c)	165,710	4,668,051
Brightsphere Investment Group, Inc.	175,845	3,325,229
Brookline Bancorp, Inc.(c)	310,636	4,296,096
Central Pacific Financial Corp.	175,645	4,159,274
Customers Bancorp, Inc.(b)(c)	155,510	5,938,927
Dime Community Bancshares, Inc.	142,982	4,872,827
Eagle Bancorp, Inc.	84,888	4,162,059
Ellington Financial, Inc.	315,627	5,065,813
Employers Holdings, Inc.	110,438	4,385,493
	Shares	Value
Financials-(continued)
Encore Capital Group, Inc.(b)(c)	106,898	$7,742,622
Enova International, Inc.(b)	205,735	7,099,915
EZCORP, Inc., Class A(b)(c)	957,933	7,701,781
First Bancorp/Southern Pines NC	104,285	3,950,316
First Commonwealth Financial Corp.	286,085	4,239,780
Hanmi Financial Corp.	208,635	5,272,206
HomeStreet, Inc.(c)	114,894	4,284,397
Hope Bancorp, Inc.	380,892	5,728,616
Horace Mann Educators Corp.	120,244	4,118,357
KKR Real Estate Finance Trust, Inc.(c)	270,579	5,273,585
Mr. Cooper Group, Inc.(b)(c)	187,457	8,444,938
OFG Bancorp	143,040	3,929,309
Piper Sandler Cos.(c)	33,599	4,240,194
PRA Group, Inc.(b)(c)	123,615	4,924,822
ProAssurance Corp.	252,363	5,584,793
Provident Financial Services, Inc.	190,791	4,647,669
Ready Capital Corp.	402,162	5,594,073
Redwood Trust, Inc.(c)	690,439	5,979,202
S&T Bancorp, Inc.	162,642	5,032,143
Stewart Information Services Corp.	140,993	7,705,267
StoneX Group, Inc.(b)	107,671	9,381,374
United Community Banks, Inc.(c)	117,026	3,982,395
United Fire Group, Inc.(c)	178,070	5,846,038
Universal Insurance Holdings, Inc.	500,354	6,329,478
Veritex Holdings, Inc.(c)	106,125	3,283,507
		206,671,688
Health Care-6.31%
Allscripts Healthcare Solutions, Inc.(b)(c)	209,585	3,315,635
Community Health Systems, Inc.(b)(c)	1,699,790	5,065,374
Cross Country Healthcare, Inc.(b)(c)	446,629	11,773,140
Fulgent Genetics, Inc.(b)(c)	121,493	7,259,207
iTeos Therapeutics, Inc.(b)(c)	378,508	9,258,306
Owens & Minor, Inc.(c)	172,899	6,122,353
		42,794,015
Industrials-15.95%
ABM Industries, Inc.	81,446	3,652,039
ArcBest Corp.	69,614	6,167,800
Atlas Air Worldwide Holdings, Inc.(b)(c)	131,478	9,954,199
Boise Cascade Co.(c)	96,686	6,836,667
CoreCivic, Inc.(b)	364,782	3,928,702
DXP Enterprises, Inc.(b)	141,896	4,824,464
Encore Wire Corp.(c)	42,590	5,897,437
EnPro Industries, Inc.	37,456	3,501,387
GEO Group, Inc. (The)(b)(c)	1,061,643	6,964,378
GMS, Inc.(b)	90,516	4,803,684
Greenbrier Cos., Inc. (The)	121,513	3,866,544
Hub Group, Inc., Class A(b)	63,460	4,848,344
Insteel Industries, Inc.(c)	84,211	2,635,804
Interface, Inc.	245,144	3,552,137
Matson, Inc.	74,356	6,816,215
Mueller Industries, Inc.	84,006	5,656,124
NOW, Inc.(b)	321,323	3,553,832
Resources Connection, Inc.	228,645	4,906,722
TrueBlue, Inc.(b)(c)	266,527	5,767,644
UFP Industries, Inc.	62,162	5,731,958
Veritiv Corp.(b)(c)	33,881	4,201,922
		108,068,003
Information Technology-5.40%
Alpha & Omega Semiconductor Ltd.(b)(c)	152,563	6,409,172
Ebix, Inc.(c)	143,354	3,391,756
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap Value with Momentum ETF (XSVM)—(continued)
July 31, 2022
(Unaudited)
	Shares	Value
Information Technology-(continued)
Insight Enterprises, Inc.(b)(c)	48,869	$4,564,853
PC Connection, Inc.	116,761	5,537,974
Sanmina Corp.(b)	129,289	5,953,758
ScanSource, Inc.(b)	184,801	5,904,392
TTM Technologies, Inc.(b)	357,637	4,838,829
		36,600,734
Materials-6.89%
AdvanSix, Inc.(c)	96,559	3,793,802
Clearwater Paper Corp.(b)	157,859	5,635,566
Mercer International, Inc. (Germany)	464,962	7,420,794
Olympic Steel, Inc.(d)	364,267	10,829,658
SunCoke Energy, Inc.	723,410	5,353,234
TimkenSteel Corp.(b)(c)	216,428	4,391,324
Trinseo PLC	146,688	5,247,030
Warrior Met Coal, Inc.	125,629	4,011,334
		46,682,742
Real Estate-2.59%
Chatham Lodging Trust(b)(c)	266,528	3,240,980
Franklin Street Properties Corp.	1,749,386	6,630,173
iStar, Inc.(c)	460,650	7,697,462
		17,568,615
Total Common Stocks & Other Equity Interests (Cost $669,915,102)		677,416,484
	Shares	Value
Money Market Funds-0.04%
Invesco Government & Agency Portfolio, Institutional Class, 1.71%(d)(e) (Cost $245,902)	245,902	$245,902
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.00% (Cost $670,161,004)		677,662,386
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-19.59%
Invesco Private Government Fund, 1.77%(d)(e)(f)	36,956,667	36,956,667
Invesco Private Prime Fund, 1.89%(d)(e)(f)	95,796,995	95,796,995
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $132,753,707)		132,753,662
TOTAL INVESTMENTS IN SECURITIES-119.59% (Cost $802,914,711)		810,416,048
OTHER ASSETS LESS LIABILITIES-(19.59)%		(132,769,665)
NET ASSETS-100.00%		$677,646,383

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2022.
(d)	Affiliated issuer. The issuer is affiliated by having an investment adviser that is under common control of Invesco Ltd. and/or the Investment Company Act of 1940, as amended (the “1940 Act”), defines “affiliated person” to include an issuer of which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2022.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$576,198	$5,065,267	$(5,395,563)	$-	$-	$245,902	$1,523
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	26,860,446	72,650,267	(62,554,046)	-	-	36,956,667	95,845*
Invesco Private Prime Fund	62,747,381	162,847,395	(129,798,247)	(5,109)	5,575	95,796,995	274,630*
Investments in Other Affiliates:
Olympic Steel, Inc.**	22,825,708	3,023,274	(10,951,066)	(2,788,731)	(1,279,527)	10,829,658	58,568
Total	$113,009,733	$243,586,203	$(208,698,922)	$(2,793,840)	$(1,273,952)	$143,829,222	$430,566

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.
**	As of July 31, 2022, this security was not considered as an affiliate of the Fund.

See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap Value with Momentum ETF (XSVM)—(continued)
July 31, 2022
(Unaudited)
(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Zacks Mid-Cap ETF (CZA)
July 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.04%
Consumer Discretionary-3.75%
Garmin Ltd.	31,544	$3,079,325
Genuine Parts Co.	22,989	3,514,329
Levi Strauss & Co., Class A	67,438	1,275,927
		7,869,581
Consumer Staples-1.44%
Lamb Weston Holdings, Inc.	22,772	1,814,017
Pilgrim’s Pride Corp.(b)	38,397	1,204,514
		3,018,531
Energy-2.21%
Cosan S.A., ADR (Brazil)(c)	67,507	974,801
Pembina Pipeline Corp. (Canada)	95,880	3,660,699
		4,635,500
Financials-17.30%
Affiliated Managers Group, Inc.	6,411	810,222
Arch Capital Group Ltd.(b)	63,450	2,817,180
Assurant, Inc.	9,293	1,633,524
AXIS Capital Holdings Ltd.	14,182	716,049
CNA Financial Corp.	44,595	1,891,720
East West Bancorp, Inc.	23,369	1,677,427
Essent Group Ltd.	17,656	737,315
Everest Re Group Ltd.	6,564	1,715,501
Fifth Third Bancorp	116,669	3,980,746
Hanover Insurance Group, Inc. (The)	5,884	802,990
Hartford Financial Services Group, Inc. (The)	56,315	3,630,628
Interactive Brokers Group, Inc., Class A	70,364	4,129,663
Invesco Ltd.(d)	73,992	1,312,618
Lufax Holding Ltd., ADR (China)	408,342	1,870,206
Rocket Cos., Inc., Class A(c)	286,713	2,729,508
Selective Insurance Group, Inc.(c)	9,845	766,532
W.R. Berkley Corp.	44,823	2,802,782
Western Alliance Bancorporation(c)	17,981	1,373,389
Wintrust Financial Corp.	10,151	873,392
		36,271,392
Health Care-7.80%
Cardinal Health, Inc.	44,066	2,624,571
Chemed Corp.	2,513	1,208,979
Hologic, Inc.(b)	41,460	2,959,415
ICON PLC(b)	12,953	3,124,911
Premier, Inc., Class A	19,237	739,855
Teleflex, Inc.	7,747	1,862,844
Zimmer Biomet Holdings, Inc.	34,699	3,830,422
		16,350,997
Industrials-24.46%
AerCap Holdings N.V. (Ireland)(b)	41,706	1,870,931
AGCO Corp.(c)	13,741	1,496,670
Booz Allen Hamilton Holding Corp.(c)	21,176	2,032,472
CACI International, Inc., Class A(b)	3,829	1,157,468
Carlisle Cos., Inc.	8,595	2,544,979
Core & Main, Inc., Class A(b)(c)	40,298	972,794
Crane Holdings Co.	9,406	930,535
Donaldson Co., Inc.	20,362	1,107,896
Dover Corp.	24,047	3,214,603
Driven Brands Holdings, Inc.(b)(c)	26,799	814,154
Flowserve Corp.(c)	21,695	734,159
Fortive Corp.	60,326	3,888,011
Fortune Brands Home & Security, Inc.	21,213	1,478,122
Graco, Inc.	27,930	1,875,779
Hubbell, Inc.(c)	8,646	1,893,647
	Shares	Value
Industrials-(continued)
IDEX Corp.	12,497	$2,608,749
Jacobs Engineering Group, Inc.	21,142	2,902,797
Lincoln Electric Holdings, Inc.(c)	9,750	1,379,040
MDU Resources Group, Inc.	33,456	955,838
Nordson Corp.	9,625	2,223,279
Regal Rexnord Corp.	11,041	1,482,806
Schneider National, Inc., Class B(c)	29,609	749,996
Stericycle, Inc.(b)(c)	15,766	738,952
TFI International, Inc. (Canada)	14,505	1,449,485
W.W. Grainger, Inc.	8,517	4,629,245
Wabtec Corp.	31,192	2,915,516
Watts Water Technologies, Inc., Class A(c)	5,503	760,129
ZTO Express Cayman, Inc., ADR (China)	97,218	2,487,809
		51,295,861
Information Technology-12.20%
Amdocs Ltd.	21,222	1,847,587
CDW Corp.	22,280	4,044,488
Concentrix Corp.	8,655	1,157,693
FleetCor Technologies, Inc.(b)	13,148	2,893,743
Flex Ltd.(b)	78,297	1,315,390
Genpact Ltd.	31,279	1,503,894
Jabil, Inc.	24,026	1,425,703
Littelfuse, Inc.(c)	4,107	1,145,319
Skyworks Solutions, Inc.	25,889	2,818,794
TD SYNNEX Corp.	15,495	1,556,008
Teledyne Technologies, Inc.(b)	7,590	2,970,726
Trimble, Inc.(b)	41,829	2,904,188
		25,583,533
Materials-8.72%
Avery Dennison Corp.	13,270	2,527,404
Avient Corp.(c)	15,665	675,945
Berry Global Group, Inc.(b)	21,447	1,236,420
Eastman Chemical Co.	21,414	2,054,245
FMC Corp.	21,044	2,337,988
Packaging Corp. of America	16,164	2,272,820
RPM International, Inc.	21,006	1,898,942
Sealed Air Corp.	24,179	1,477,821
Vulcan Materials Co.	23,051	3,811,022
		18,292,607
Real Estate-7.33%
Camden Property Trust	17,685	2,495,354
Equity LifeStyle Properties, Inc.	31,079	2,284,928
Essex Property Trust, Inc.	10,999	3,151,543
Gaming and Leisure Properties, Inc.	40,923	2,127,587
Life Storage, Inc.	13,796	1,736,778
Ventas, Inc.	66,440	3,573,143
		15,369,333
Utilities-14.83%
AES Corp. (The)	104,899	2,330,856
Ameren Corp.	41,343	3,849,860
Avangrid, Inc.(c)	64,380	3,137,237
CMS Energy Corp.	46,918	3,224,674
DTE Energy Co.	31,553	4,111,356
Edison International	62,063	4,206,009
Entergy Corp.	32,575	3,750,360
Evergy, Inc.	37,177	2,537,702
Hawaiian Electric Industries, Inc.	17,996	761,231
IDACORP, Inc.	8,225	918,897
See accompanying notes which are an integral part of this schedule.

Invesco Zacks Mid-Cap ETF (CZA)—(continued)
July 31, 2022
(Unaudited)
	Shares	Value
Utilities-(continued)
OGE Energy Corp.	32,122	$1,319,572
Southwest Gas Holdings, Inc.	10,783	937,690
		31,085,444
Total Common Stocks & Other Equity Interests (Cost $205,909,508)		209,772,779
Money Market Funds-0.03%
Invesco Government & Agency Portfolio, Institutional Class, 1.71%(d)(e) (Cost $48,584)	48,584	48,584
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.07% (Cost $205,958,092)		209,821,363
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-7.22%
Invesco Private Government Fund, 1.77%(d)(e)(f)	4,267,920	$4,267,920
Invesco Private Prime Fund, 1.89%(d)(e)(f)	10,874,264	10,874,264
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $15,142,277)		15,142,184
TOTAL INVESTMENTS IN SECURITIES-107.29% (Cost $221,100,369)		224,963,547
OTHER ASSETS LESS LIABILITIES-(7.29)%		(15,278,729)
NET ASSETS-100.00%		$209,684,818

Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2022.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2022.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2022	Dividend Income
Invesco Ltd.	$1,398,167	$50,509	$(82,395)	$(38,761)	$(14,902)	$1,312,618	$14,142
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	405,744	776,173	(1,133,333)	-	-	48,584	368
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	5,151,726	14,260,731	(15,144,537)	-	-	4,267,920	13,208*
Invesco Private Prime Fund	12,011,712	34,096,065	(35,232,823)	(93)	(597)	10,874,264	38,038*
Total	$18,967,349	$49,183,478	$(51,593,088)	$(38,854)	$(15,499)	$16,503,386	$65,756

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Zacks Multi-Asset Income ETF (CVY)
July 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-79.43%
Communication Services-0.52%
Mobile TeleSystems PJSC, ADR (Russia)(b)	152,493	$0
Telefonica S.A., ADR (Spain)(c)	124,223	559,003
		559,003
Consumer Discretionary-11.98%
American Eagle Outfitters, Inc.(c)	55,008	662,296
Best Buy Co., Inc.	13,969	1,075,473
Big 5 Sporting Goods Corp.(c)	29,290	376,669
Bloomin’ Brands, Inc.	19,836	404,456
Camping World Holdings, Inc., Class A(c)	27,728	749,765
Carter’s, Inc.(c)	9,940	809,911
Cheesecake Factory, Inc. (The)(c)	12,120	354,268
Dick’s Sporting Goods, Inc.(c)	14,282	1,336,652
Foot Locker, Inc.(c)	23,239	659,291
Guess?, Inc.(c)	20,761	392,591
Honda Motor Co. Ltd., ADR (Japan)(c)	38,614	993,152
LCI Industries(c)	3,237	437,286
M.D.C. Holdings, Inc.(c)	10,329	374,426
Oxford Industries, Inc.(c)	4,416	421,287
Patrick Industries, Inc.(c)	6,392	388,122
Rent-A-Center, Inc.(c)	13,596	319,914
Smith & Wesson Brands, Inc.(c)	25,156	366,020
Sonic Automotive, Inc., Class A(c)	8,066	337,562
Whirlpool Corp.(c)	6,423	1,110,344
Williams-Sonoma, Inc.	9,705	1,401,596
		12,971,081
Energy-12.87%
Alliance Resource Partners L.P.	45,701	1,001,309
Black Stone Minerals L.P.	84,586	1,317,850
BP PLC, ADR (United Kingdom)	13,266	389,755
China Petroleum & Chemical Corp., ADR (China)	15,935	747,830
Crestwood Equity Partners L.P.	37,260	1,006,393
DCP Midstream L.P.	16,676	565,316
Ecopetrol S.A., ADR (Colombia)(c)	66,413	713,276
Energy Transfer L.P.	77,362	874,964
Enterprise Products Partners L.P.	31,252	835,366
Genesis Energy L.P.	55,413	553,576
HF Sinclair Corp.	15,087	721,460
MPLX L.P.	35,235	1,145,490
PetroChina Co. Ltd., ADR (China)	12,344	575,971
Petroleo Brasileiro S.A., ADR (Brazil)(c)	63,228	902,896
Plains All American Pipeline L.P.	88,395	975,881
Shell PLC, ADR (Netherlands)(c)	5,913	315,636
TotalEnergies SE, ADR (France)	7,007	357,777
Western Midstream Partners L.P.	35,231	943,838
		13,944,584
Financials-29.48%
Aflac, Inc.	19,312	1,106,578
Ally Financial, Inc.	27,703	916,138
American International Group, Inc.	19,690	1,019,351
B. Riley Financial, Inc.(c)	7,270	374,696
Bancolombia S.A., ADR (Colombia)	31,225	904,588
Bank of America Corp.	31,156	1,053,384
BankUnited, Inc.	18,306	711,188
BOK Financial Corp.(c)	4,461	392,702
Citigroup, Inc.	21,169	1,098,671
CNO Financial Group, Inc.	18,543	347,681
Credicorp Ltd. (Peru)	5,357	693,196
East West Bancorp, Inc.	10,558	757,853
	Shares	Value
Financials-(continued)
Equitable Holdings, Inc.	25,347	$720,615
Evercore, Inc., Class A	6,802	679,996
Everest Re Group Ltd.	2,710	708,259
Fidelity National Financial, Inc.	27,423	1,095,823
First American Financial Corp.	12,547	727,726
First Bancorp	26,280	396,565
Franklin Resources, Inc.	28,171	773,294
Goldman Sachs Group, Inc. (The)	3,555	1,185,201
Hancock Whitney Corp.	7,725	377,057
HSBC Holdings PLC, ADR (United Kingdom)(c)	18,172	570,601
Invesco Ltd.(d)	59,948	1,063,478
Jackson Financial, Inc., Class A(c)	22,351	614,876
Jefferies Financial Group, Inc.	23,775	774,352
Lincoln National Corp.	13,634	699,970
MetLife, Inc.	17,277	1,092,770
MGIC Investment Corp.	55,913	790,610
Mitsubishi UFJ Financial Group, Inc., ADR (Japan)	87,164	494,220
Morgan Stanley	13,579	1,144,710
OneMain Holdings, Inc.(c)	17,851	664,057
PacWest Bancorp	24,601	689,566
Popular, Inc.	9,373	728,001
Radian Group, Inc.	18,111	405,143
SLM Corp.	40,561	632,752
Synchrony Financial	32,887	1,101,057
T. Rowe Price Group, Inc.(c)	9,078	1,120,861
Virtu Financial, Inc., Class A	28,882	673,817
Virtus Investment Partners, Inc.	2,026	418,004
Wells Fargo & Co.	25,297	1,109,779
Zions Bancorporation N.A.	20,318	1,108,347
		31,937,533
Health Care-4.02%
Bristol-Myers Squibb Co.	14,452	1,066,269
CVS Health Corp.	11,478	1,098,215
Organon & Co.	19,582	621,141
Takeda Pharmaceutical Co. Ltd., ADR (Japan)	44,707	653,169
Viatris, Inc.	94,317	913,932
		4,352,726
Industrials-1.91%
Costamare, Inc. (Monaco)	26,261	308,042
Danaos Corp. (Greece)	9,133	667,896
Global Ship Lease, Inc., Class A (United Kingdom)(c)	16,899	316,349
Textainer Group Holdings Ltd. (China)(c)	11,651	395,785
Triton International Ltd. (Bermuda)(c)	5,966	382,301
		2,070,373
Information Technology-0.97%
HP, Inc.	31,401	1,048,479
Materials-5.17%
Chemours Co. (The)	18,081	643,503
CVR Partners L.P.	6,422	702,631
Gerdau S.A., ADR (Brazil)	142,647	673,294
Huntsman Corp.	31,659	916,844
LyondellBasell Industries N.V., Class A	10,723	955,634
Trinseo PLC	8,335	298,143
Vale S.A., ADR (Brazil)(c)	73,298	986,591
Worthington Industries, Inc.(c)	8,353	427,757
		5,604,397
See accompanying notes which are an integral part of this schedule.

Invesco Zacks Multi-Asset Income ETF (CVY)—(continued)
July 31, 2022
(Unaudited)
	Shares	Value
Real Estate-10.77%
Apple Hospitality REIT, Inc.	31,579	$526,738
Brixmor Property Group, Inc.	32,680	757,522
EPR Properties	7,379	397,064
Extra Space Storage, Inc.	6,494	1,230,743
Federal Realty OP L.P.	6,367	672,419
Iron Mountain, Inc.(c)	21,808	1,057,470
Kennedy-Wilson Holdings, Inc.	17,819	368,140
Kimco Realty Corp.	49,134	1,086,353
Kite Realty Group Trust(c)	18,717	372,281
Life Storage, Inc.	7,840	986,978
Paramount Group, Inc.	35,136	275,818
Phillips Edison & Co., Inc.	22,294	758,888
Regency Centers Corp.	12,381	797,708
UDR, Inc.	23,479	1,136,383
Urban Edge Properties(c)	10,784	177,181
W.P. Carey, Inc.(c)	11,944	1,066,599
		11,668,285
Utilities-1.74%
NRG Energy, Inc.	23,882	901,546
Suburban Propane Partners L.P.	59,055	986,218
		1,887,764
Total Common Stocks & Other Equity Interests (Cost $91,251,015)		86,044,225
Preferred Stocks-10.65%
Financials-10.65%
Arch Capital Group Ltd., Series G, Pfd., 4.55%	27,986	568,116
Bank of America Corp., Series L, Conv. Pfd., 7.25%	986	1,226,633
Bank of America Corp., Series QQ, Pfd., 4.25%	64,114	1,262,405
Capital One Financial Corp., Series L, Pfd., 4.38%	44,964	857,014
First Republic Bank, Series N, Pfd., 4.50%(c)	50,378	1,024,185
JPMorgan Chase & Co., Series JJ, Pfd., 4.55%	61,279	1,296,051
JPMorgan Chase & Co., Series LL, Pfd., 4.63%	60,762	1,305,775
Prospect Capital Corp., Series A, Pfd., 5.35%	7,268	131,478
Silvergate Capital Corp., Series A, Pfd., 5.38%	6,920	134,940
Wells Fargo & Co., Class A, Series L, Conv. Pfd., 7.50%	983	1,247,427
Wells Fargo & Co., Series Z, Pfd., 4.75%	58,986	1,233,987
Wells Fargo & Co., Series CC, Pfd., 4.38%(c)	64,934	1,251,278
Total Preferred Stocks (Cost $13,389,322)		11,539,289

Closed-End Funds-9.75%
Allspring Income Opportunities Fund(c)	30,365	215,895
	Shares	Value

Ares Dynamic Credit Allocation Fund, Inc.	19,756	$256,235
Barings Global Short Duration High Yield Fund	11,203	150,568
Blackstone Strategic Credit Fund(c)	31,644	370,868
DoubleLine Income Solutions Fund	90,395	1,151,632
DoubleLine Yield Opportunities Fund(c)	33,936	515,827
Eagle Point Credit Co., Inc.	69,900	817,830
Eaton Vance Ltd. Duration Income Fund(c)	83,961	917,694
GAMCO Global Gold Natural Resources & Income Trust	148,143	522,945
Highland Income Fund(c)	52,371	601,219
Nuveen Global High Income Fund	13,235	163,320
Nuveen Preferred & Income Opportunities Fund	86,287	707,553
Oxford Lane Capital Corp.(c)	181,310	1,209,338
PGIM Global High Yield Fund, Inc.	22,107	264,842
PGIM High Yield Bond Fund, Inc.	18,658	242,927
PIMCO Dynamic Income Opportunities Fund	77,238	1,193,327
PIMCO Income Strategy Fund II(c)	55,654	448,015
Templeton Emerging Markets Income Fund(c)	32,482	168,257
Western Asset Emerging Markets Debt Fund, Inc.	52,141	480,740
Western Asset High Income Opportunity Fund, Inc.(c)	37,175	157,622
Total Closed-End Funds (Cost $11,764,607)		10,556,654
Money Market Funds-0.16%
Invesco Government & Agency Portfolio, Institutional Class, 1.71%(d)(e) (Cost $170,702)	170,702	170,702
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.99% (Cost $116,575,646)		108,310,870
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-19.40%
Invesco Private Government Fund, 1.77%(d)(e)(f)	5,883,407	5,883,407
Invesco Private Prime Fund, 1.89%(d)(e)(f)	15,134,731	15,134,731
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $21,018,216)		21,018,138
TOTAL INVESTMENTS IN SECURITIES-119.39% (Cost $137,593,862)		129,329,008
OTHER ASSETS LESS LIABILITIES-(19.39)%		(21,005,120)
NET ASSETS-100.00%		$108,323,888

See accompanying notes which are an integral part of this schedule.

Invesco Zacks Multi-Asset Income ETF (CVY)—(continued)
July 31, 2022
(Unaudited)
Investment Abbreviations:
ADR	-American Depositary Receipt
Conv.	-Convertible
Pfd.	-Preferred
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(c)	All or a portion of this security was out on loan at July 31, 2022.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2022.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value July 31, 2022	Dividend Income
Invesco Ltd.	$689,140	$506,216	$(72,563)	$(82,889)	$23,574	$1,063,478	$7,127
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	28,298	3,039,276	(2,896,872)	-	-	170,702	567
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	5,227,180	13,014,881	(12,358,654)	-	-	5,883,407	12,119*
Invesco Private Prime Fund	11,906,148	27,337,960	(24,109,185)	(1,061)	869	15,134,731	34,130*
Total	$17,850,766	$43,898,333	$(39,437,274)	$(83,950)	$24,443	$22,252,318	$53,943

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
July 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2022, for each Fund (except for S&P 500 Value with Momentum ETF). As of July 31, 2022, all of the securities in S&P 500 Value with Momentum ETF were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco Dynamic Large Cap Growth ETF
Investments in Securities
Common Stocks & Other Equity Interests	$614,374,318	$-	$-	$614,374,318
Money Market Funds	-	16,752,107	-	16,752,107
Total Investments	$614,374,318	$16,752,107	$-	$631,126,425
Invesco Dynamic Large Cap Value ETF
Investments in Securities
Common Stocks & Other Equity Interests	$777,415,513	$-	$-	$777,415,513
Money Market Funds	997,775	5,620,503	-	6,618,278
Total Investments	$778,413,288	$5,620,503	$-	$784,033,791
Invesco S&P 100 Equal Weight ETF
Investments in Securities
Common Stocks & Other Equity Interests	$131,513,951	$-	$-	$131,513,951
Money Market Funds	-	76,752	-	76,752
Total Investments	$131,513,951	$76,752	$-	$131,590,703
Invesco S&P 500 GARP ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,124,257,039	$-	$-	$1,124,257,039
Money Market Funds	785,282	104,921,926	-	105,707,208
Total Investments	$1,125,042,321	$104,921,926	$-	$1,229,964,247
Invesco S&P 500 Value with Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$50,473,188	$-	$-	$50,473,188
Money Market Funds	95,985	-	-	95,985
Total Investments	$50,569,173	$-	$-	$50,569,173

	Level 1	Level 2	Level 3	Total
Invesco S&P MidCap Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$963,200,289	$-	$-	$963,200,289
Money Market Funds	119,037	124,565,514	-	124,684,551
Total Investments	$963,319,326	$124,565,514	$-	$1,087,884,840
Invesco S&P MidCap Quality ETF
Investments in Securities
Common Stocks & Other Equity Interests	$311,204,154	$-	$-	$311,204,154
Money Market Funds	93,974	74,225,578	-	74,319,552
Total Investments	$311,298,128	$74,225,578	$-	$385,523,706
Invesco S&P MidCap Value with Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$199,068,807	$-	$-	$199,068,807
Money Market Funds	297,300	42,235,711	-	42,533,011
Total Investments	$199,366,107	$42,235,711	$-	$241,601,818
Invesco S&P SmallCap Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$156,176,971	$-	$-	$156,176,971
Money Market Funds	64,821	31,000,135	-	31,064,956
Total Investments	$156,241,792	$31,000,135	$-	$187,241,927
Invesco S&P SmallCap Value with Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$677,416,484	$-	$-	$677,416,484
Money Market Funds	245,902	132,753,662	-	132,999,564
Total Investments	$677,662,386	$132,753,662	$-	$810,416,048
Invesco Zacks Mid-Cap ETF
Investments in Securities
Common Stocks & Other Equity Interests	$209,772,779	$-	$-	$209,772,779
Money Market Funds	48,584	15,142,184	-	15,190,768
Total Investments	$209,821,363	$15,142,184	$-	$224,963,547
Invesco Zacks Multi-Asset Income ETF
Investments in Securities
Common Stocks & Other Equity Interests	$86,044,225	$-	$0	$86,044,225
Preferred Stocks	11,539,289	-	-	11,539,289
Closed-End Funds	10,556,654	-	-	10,556,654
Money Market Funds	170,702	21,018,138	-	21,188,840
Total Investments	$108,310,870	$21,018,138	$0	$129,329,008